Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES:
Research and development	$ 66,203	$ 95,431	$ 76,149
General and administrative	30,656	44,567	26,300
Restructuring expense	1,588	2,381
Total operating expenses	98,447	142,379	102,449
LOSS FROM OPERATIONS:	(98,447)	(142,379)	(102,449)
OTHER (EXPENSE) INCOME, NET:
Other (expense) income, net	2,152	(165)	(9,288)
Gain on lease termination	5,216
Interest income, net	904	404	275
Benefit from R&D tax credit	1,571	2,091	15,269
Total other income, net	9,843	2,330	6,256
Loss before income taxes	(88,604)	(140,049)	(96,193)
Income tax expense	(368)	(342)	(129)
NET LOSS	$ (88,972)	$ (140,391)	$ (96,322)
Net loss per share attributable to ordinary shareholders - basic	$ (1.50)	$ (3.93)	$ (6.81)
Net loss per share attributable to ordinary shareholders - diluted	$ (1.50)	$ (3.93)	$ (6.81)
Weighted average ordinary shares outstanding - basic	59,271,778	35,704,368	14,152,843
Weighted average ordinary shares outstanding - diluted	59,271,778	35,704,368	14,152,843